Servicing of Residential Loans - Schedule of Geographic Diversification of Third-Party Servicing Portfolio (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Jun. 30, 2014 Accounts	Dec. 31, 2013 Accounts	Dec. 31, 2012 Accounts	Dec. 31, 2013 Third-party Investors [Member] Accounts	Dec. 31, 2012 Third-party Investors [Member] Accounts	Dec. 31, 2013 Third-party Investors [Member] California [Member] Accounts	Dec. 31, 2012 Third-party Investors [Member] California [Member] Accounts	Dec. 31, 2013 Third-party Investors [Member] Florida [Member] Accounts	Dec. 31, 2012 Third-party Investors [Member] Florida [Member] Accounts	Dec. 31, 2013 Third-party Investors [Member] Texas [Member] Accounts	Dec. 31, 2012 Third-party Investors [Member] Texas [Member] Accounts	Dec. 31, 2013 Third-party Investors [Member] Other Less Than 5% [Member] Accounts	Dec. 31, 2012 Third-party Investors [Member] Other Less Than 5% [Member] Accounts
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	2,336,565	2,051,796	1,038,981	1,939,109	945,260	215,010	81,547	176,819	91,318	147,654	86,406	1,399,626	685,989
Total servicing portfolio, Unpaid Principal Balance	$ 252,080,666	$ 217,961,136	$ 90,094,189	$ 206,518,774	$ 82,113,522	$ 37,461,223	$ 16,073,080	$ 21,143,369	$ 10,476,321	$ 10,700,328	$ 3,621,528	$ 137,213,854	$ 51,942,593
Total servicing portfolio, Percentage of Total				100.00%	100.00%	18.10%	19.60%	10.20%	12.80%	5.20%	4.40%	66.50%	63.20%